Schedule II - Condensed Financial Information of Parent - Guarantees - Additional Information (Detail) (USD $)													9 Months Ended	3 Months Ended				1 Months Ended
	Apr. 20, 2012	Dec. 27, 2012 Parent Issuer Financial Guarantee	Dec. 31, 2011 Parent Issuer Financial Guarantee	Nov. 09, 2011 Parent Issuer Financial Guarantee	Aug. 19, 2011 Parent Issuer Financial Guarantee	Jan. 26, 2011 Parent Issuer Financial Guarantee	Sep. 06, 2012 Parent Issuer Performance Guarantee	Dec. 31, 2010 Parent Issuer Performance Guarantee	Sep. 30, 2010 Parent Issuer Performance Guarantee	Sep. 06, 2012 Parent Issuer Notes Payable Financial Guarantee	Sep. 06, 2012 Parent Issuer Notes Payable Financial Guarantee Roaring River Iii Holding Llc	Sep. 06, 2012 Parent Issuer Notes Payable Financial Guarantee Roaring River Iii Llc [Member]	Sep. 30, 2012 Parent Issuer Surplus Notes Performance Guarantee	Dec. 31, 2012 Parent Issuer Trust Assets [Member] Performance Guarantee	Dec. 31, 2012 Parent Issuer Silver Cup V L P Notes [Member] Notes Payable Financial Guarantee	Dec. 31, 2011 Parent Issuer Silver Cup V L P Notes [Member] Notes Payable Financial Guarantee	Aug. 09, 2007 Parent Issuer Loan Payable Due April 292016 [Member] Property Loan Financial Guarantee	Aug. 09, 2007 Parent Issuer Loan Payable Due April 292016 [Member] Property Loan Financial Guarantee LIBOR	Dec. 31, 2012 Parent Issuer Eight Point Four Two Four Percent Lion Connecticut Holdings Inc Debentures Due 2027 [Member] Debentures Financial Guarantee	Dec. 31, 2012 Parent Issuer 6.75% Lion Connecticut Holdings Inc. debentures, due 2013 Debentures Financial Guarantee	Dec. 31, 2012 Parent Issuer 7.25% Lion Connecticut Holdings Inc. debentures, due 2023 Debentures Financial Guarantee	Dec. 31, 2012 Parent Issuer 7.63% Lion Connecticut Holdings Inc. debentures, due 2026 Debentures Financial Guarantee	Dec. 31, 2012 Parent Issuer 6.97% Lion Connecticut Holdings Inc. debentures, due 2036 Debentures Financial Guarantee
Guarantor Obligations [Line Items]
Debt instrument, face amount	$ 5,000,000,000														$ 50,000,000		$ 500,000,000
Debt instrument, indemnification amount		500,000,000		750,000,000	750,000,000	400,000,000										825,000,000
Debt instrument, reimbusement agreement										225.0	165.0	60.0
Surplus maintenance agreement, total adjusted capital									250,000
Surplus maintenance agreement, total adjusted capital, authorized control level risk based capital, percentage							200.00%		100.00%
Reinsurance effect on claims and benefits incurred, amount ceded													359,300,000	364,000,000
Surplus maintenance agreement, total adjusted capital, company action level risk based capital, percentage								250.00%
Basis spread																		0.05%
Financial instruments subject to mandatory redemption, settlement terms, share value, amount																			50,000,000
Financial instruments subject to mandatory redemption, settlement terms, share value, par value																			13,000,000	138,700,000	163,000,000	235,100,000	108,000,000
Financial instruments subject to mandatory redemption, settlement terms, interest rate																			8.424%	6.75%	7.25%	7.63%	6.97%
Capital assurance agreement, minimum capital level			$ 2,000,000